Stock-Based Compensation - Narrative (Details) 10-Q		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 18, 2026 GRANTEE $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	May 08, 2026 $ / shares	May 07, 2026 $ / shares shares	Apr. 30, 2026 $ / shares CONSULTANT shares	Oct. 31, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested award, option, cost not yet recognized, amount		$ 5,000,000	$ 5,000,000	$ 6,800,000
Options, exercisable, intrinsic value		$ 2,200,000	$ 2,200,000
Exercise price (in dollars per share) | $ / shares		$ 3.89	$ 3.89				$ 10
Recapitalization Exchange Ratio							7.6021255
2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares) | shares									150,916,885
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares) | shares							6,711,521
Founder Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares) | shares							6,711,521
Common Class A [Member] | 2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares) | shares									12,000,008
Consultant Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		$ 2,800,000
Nonvested award, cost not yet recognized, period for recognition			2 years 4 months 24 days
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount		$ 4,600,000	$ 4,600,000
Common shares for warrants to purchase (in shares) | shares								107,471
Number of consultants issued warrants | CONSULTANT								4
Exercise price (in dollars per share) | $ / shares		$ 1.23	$ 1.23				$ 1.23	$ 9.32
Consultant Warrants [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		$ 2,013,634
Consultant Warrants [Member] | Location, Statement of Income, Balance [Axis]: enha:GamesAthletesAndEventOperatingCosts
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		830,525
Consultant Warrants [Member] | Measurement Input, Share Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares								76.02
Consultant Warrants [Member] | Measurement Input, Exercise Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares						1.23		9.32
Consultant Warrants [Member] | Measurement Input, Price Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Measurement Input								90
Consultant Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Measurement Input								0
Consultant Warrants [Member] | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant, fair value per share (usd per share) | $ / shares								$ 70.68
Warrants and Rights Outstanding, Term								5 years 1 month 28 days
Consultant Warrants [Member] | Minimum | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Measurement Input								3.91
Consultant Warrants [Member] | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant, fair value per share (usd per share) | $ / shares								$ 71.2
Warrants and Rights Outstanding, Term								5 years 10 months 6 days
Consultant Warrants [Member] | Maximum | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Measurement Input								4.01
Consultant Warrants [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares for warrants to purchase (in shares) | shares							817,008
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		700,000	$ 1,400,000	$ 3,500,000	$ 0
Nonvested award, cost not yet recognized, period for recognition			2 years 9 months 18 days
Options, grants in period, weighted average grant date fair value (in dollars per share) | $ / shares			$ 7.04	$ 0.9261
Stock options | 2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award expiration period			10 years
Stock options | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			1 year
Stock options | Minimum | 2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			36 months
Stock options | Minimum | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights, percentage			25.00%
Stock options | Minimum | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			24 months
Stock options | Maximum | 2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			48 months
Stock options | Maximum | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights, percentage			33.00%
Stock options | Maximum | 2025 Company Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			36 months
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares) | shares							2,684,608
Topup Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		4,300,000
Fixed fair market value per share (usd per share) | $ / shares	$ 76.02
Grants in the period (in shares) | shares	527,709
Number of grantees | GRANTEE	34
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount		$ 989,821	$ 989,821